Acquisition and disposals - Identifiable assets acquired and liabilities assumed and analysis of cash flows on acquisition (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Mar. 06, 2025
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 2,200
Property, plant and equipment (including mineral interests)				5,500
Cash and cash equivalents				300
Borrowings				(1,600)
Close-down, restoration and environmental provisions				(300)
Other provisions				(400)
Other assets and liabilities				200
Deferred tax liabilities (net of deferred tax assets)				(1,100)
Net assets				4,800
Non-controlling interest (NCI)				(300)
Goodwill				1,800
Net attributable assets (including Goodwill)				$ 6,300
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc		$ 6,300
less: cash and cash equivalents balance acquired		(300)
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired		$ 6,022	$ 0
Arcadium Lithium Plc
Disclosure of detailed information about business combination [line items]
Loan advancement	$ 200
Arcadium Lithium Plc | Olaroz Lithium Carbonate Mine
Disclosure of detailed information about business combination [line items]
Non-wholly owned subsidiaries		66.50%
Arcadium Lithium Plc | Nemaska Lithium Development Project
Disclosure of detailed information about business combination [line items]
Non-wholly owned subsidiaries		50.00%